Recurring Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative Instrument Detail [Abstract]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net	$ 0	$ 0	$ 0	$ 0